Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
BNY Mellon International Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity Fund
Class Name	Class A
Trading Symbol	NIEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A *	$121	1.08%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 121	[1]
Expense Ratio, Percent	1.08%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  International equity markets rose on hopes for, and the subsequent arrival of, interest rate cuts, as well as enthusiasm regarding artificial intelligence (“AI”).
  The Fund’s returns relative to the Index benefited from strong stock selection in the industrials and consumer discretionary sectors.
  Overweight exposure to the information technology sector bolstered returns amid investor enthusiasm for AI early in the reporting period, while lack of energy exposure also proved beneficial.
  Stock selection in financials proved the most significant detractor from relative returns by far.
  On a regional basis, stock selection in emerging markets was weak, particularly in South Korea.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	16.38%	5.11%	3.36%
without Sales Charge	23.45%	6.36%	3.98%
MSCI EAFE ® Index	24.77%	8.20%	5.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 294,000,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 2,205,575
Investment Company, Portfolio Turnover	95.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 294	61	$ 2,205,575	95.93%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/24)
Country
Allocation (
Based
on Net Assets)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Inve stment
  Adviser, Inc., has c
  ont
  ractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.77%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Inve stment
Adviser, Inc., has c
ont
ractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.77%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon International Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity Fund
Class Name	Class C
Trading Symbol	NIECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $ 10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C *	$ 204	1.83%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 204	[1]
Expense Ratio, Percent	1.83%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  International equity markets rose on hopes for, and the subsequent arrival of, interest rate cuts, as well as enthusiasm regarding artificial intelligence (“AI”).
  The Fund’s returns relative to the Index benefited from strong stock selection in the industrials and consumer discretionary sectors.
  Overweight exposure to the information technology sector bolstered returns amid investor enthusiasm for AI early in the reporting period, while lack of energy exposure also proved beneficial.
  Stock selection in financials proved the most significant detractor from relative returns by far.
  On a regional basis, stock selec
  tio
  n in emerging markets was weak, p
  articul
  arly in South Korea.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	21.53%	*	5.56%	3.18%
without Deferred Sales Charge	22.53%		5.56%	3.18%
MSCI EAFE ® Index	24.77%		8.20%	5.71%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 294,000,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 2,205,575
Investment Company, Portfolio Turnover	95.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 294	61	$ 2,205,575	95.93%

Holdings [Text Block]
Portfolio H
ol
dings (as of 9/30/24)
Country Allocation (Based on Net Assets)
Top Ten Holdings (Based on Net
Asset
s)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Asset s) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective September 1, 2024, the Fund's inv
  estm
  ent adviser, BNY
  Mello
  n Investment Adviser, Inc., has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fe es,
  shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.77%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]	Effective September 1, 2024, the Fund's inv
estm
ent adviser, BNY
Mello
n Investment Adviser, Inc., has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fe es,
shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.77%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon International Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity Fund
Class Name	Class I
Trading Symbol	SNIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 93	0.83%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 93	[1]
Expense Ratio, Percent	0.83%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  International equity markets rose on hopes for, and the subsequent arrival of, interest rate cuts, as well as enthusiasm regarding artificial intelligence (“AI”).
  The Fund’s returns relative to the Index benefited from strong stock selection in the industrials and consumer discretionary sectors.
  Overweight exposure to the information technology sector bolstered returns amid investor enthusiasm for AI early in the reporting period, while lack of energy exposure also proved beneficial.
  Stock selection in financials proved the most significant detractor from relative returns by far.
  On a regional basis, stock selection in emerging markets was weak, particularly in South Korea.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class I Shares	23.83%	6.63%	4.25%
MSCI EAFE ® Index	24.77%	8.20%	5.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 294,000,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 2,205,575
Investment Company, Portfolio Turnover	95.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 294	61	$ 2,205,575	95.93%

Holdings [Text Block]
Po
rtfo
lio Holdings (as of 9/30/24)
Country Allocation (Based on Net Assets)
Top Ten Holdings (Based on Net
Assets
)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets ) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage comm
  issions, commitment fees on borrowings and extraordinary expenses) exceed 0.77%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense lim itati
  on agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]	Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage comm
issions, commitment fees on borrowings and extraordinary expenses) exceed 0.77%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense lim itati
on agreement at any time.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon International Equity Fund - Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity Fund
Class Name	Class Y
Trading Symbol	NIEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y *	$ 93	0.83%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 93	[1]
Expense Ratio, Percent	0.83%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  International equity markets rose on hopes for, and the subsequent arrival of, interest rate cuts, as well as enthusiasm regarding artificial intelligence (“AI”).
  The Fund’s returns relative to the Index benefited from strong stock selection in the industrials and consumer discretionary sectors.
  Overweight exposure to the information technology sector bolstered returns amid investor enthusiasm for AI early in the reporting period, while lack of energy exposure also proved beneficial.
  Stock selection in financials proved the most significant detractor from relative returns by far.
  On a regional basis, stock selection in emerging markets was weak, particularly in South Korea.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class Y Shares	23.80%	6.63%	4.27%
MSCI EAFE ® Index	24.77%	8.20%	5.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 294,000,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 2,205,575
Investment Company, Portfolio Turnover	95.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 294	61	$ 2,205,575	95.93%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/24)
Country Allocation (Based on Net Assets)
Top Ten Holdings (Based on Net
Assets
)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets ) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective September 1, 2024, the Fund's inv
  estm
  ent adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.77%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For mor
e complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]	Effective September 1, 2024, the Fund's inv
estm
ent adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.77%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2023. For mor
e complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Small Cap Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Growth Fund
Class Name	Class I
Trading Symbol	SSETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 109	1.00%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 109	[1]
Expense Ratio, Percent	1.00%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Small-cap, growth-oriented U.S. stocks generally rose during the period due to moderating inflation and positive outlooks surrounding lower borrowing costs as the U.S. Federal Reserve began to cut interest rates.
  The greatest contributions to the Fund’s returns relative to the Index came from the industrials and consumer staples sectors.
  Despite underweight exposure to industrials, the Fund’s stock selection within the sector bolstered returns. Overweight positioning and strong stock selection in consumer staples further enhanced returns.
  Both stock selection and positioning in the information technology sector detracted from returns, as did stock selection in the consumer discretionary sector.
  Secondary detractors from relative performance included stock selection in communication services and positioning in energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class I Shares	18.49%	10.20%	10.98%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2000 ® Growth Index	27.66%	8.82%	8.95%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 9,000,000
Holdings Count | Holdings	78
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 9	78	$ 0	43.90%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net
Assets
)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective February 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]	Effective February 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Small Cap Growth Fund - Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	SSYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y *	$ 109	1.00%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 109	[1]
Expense Ratio, Percent	1.00%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Small-cap, growth-oriented U.S. stocks generally rose during the period due to moderating inflation and p ositiv
  e outlooks surrounding lower borrowing costs as the U.S. Federal Reserve began to cut interest rates.
  The greatest contributions to the Fund’s returns relative to the Index came from the industrials and consumer staples sectors.
  Despite underweight exposure to industrials, the Fund’s stock selection within the sector bolstered returns. Overweight positioning and strong stock selection in consumer staples further enhanced returns.
  Both stock selection and positioning in the information technology sector detracted from returns
  , as did stock selection in the consumer discretionary sector.
  Secondary detractors from relative performance included stock selection in communication services and positioning in energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class Y Shares	18.50%	10.20%	10.99%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2000 ® Growth Index	27.66%	8.82%	8.95%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 9,000,000
Holdings Count | Holdings	78
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 9	78	$ 0	43.90%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund
changed
?
  Effective February 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary
  expenses) exceed 1.00%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement
  at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
Effective February 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary
expenses) exceed 1.00%. On February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement
at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Small Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Value Fund
Class Name	Class A
Trading Symbol	RUDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A *	$ 151	1.38%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher
.

Expenses Paid, Amount	$ 151	[1]
Expense Ratio, Percent	1.38%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s
performance
?
  Small-cap, value-oriented U.S. stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  The greatest contributions to the Fund’s relative returns came from stock selection in industrials, real estate and energy, including positions in certain strong-performing, out-of-Index industrial sector names.
  Secondary positive contributors to relative performance included positioning within health care, including underweight exposure to certain underperforming names in the Index.
  The most significant detractors from relative performance included stock selection in the consumer discretionary, health care and financials sectors, along with overweight positions in certain underperforming energy sector names.
  Additional detractors included stock selection in communication services and information technology, particularly due to the Fund's overweight exposure to certain underperforming names.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/
30
/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	11.56%	6.82%	7.33%
without Sales Charge	18.38%	8.09%	7.96%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2000 ® Value Index	25.88%	9.29%	8.22%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 102,000,000
Holdings Count | Holdings	125
Advisory Fees Paid, Amount	$ 1,062,493
Investment Company, Portfolio Turnover	44.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 102	125	$ 1,062,493	44.75%

Holdings [Text Block]
Portfolio Holdings (as of 9/
30
/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment
of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net
Assets
)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective September 1, 2024, the Fund's
  investment
  adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive a portion of the Fund's management fee in the amount of 0.15% of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]	Effective September 1, 2024, the Fund's
investment
adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive a portion of the Fund's management fee in the amount of 0.15% of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Small Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Value Fund
Class Name	Class C
Trading Symbol	BOSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C *	$ 250	2.30%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 250	[1]
Expense Ratio, Percent	2.30%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Small-cap, value-oriented U.S. stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  The greatest contributions to the Fund’s relative returns came from stock selection in industrials, real estate and energy, including positions in certain strong-performing, out-of-Index industrial sector names.
  Secondary positive contributors to relative performance included positioning within health care, including underweight exposure to certain underperforming names in the Index.
  The most significant detractors from relative performance included stock selection in the consumer discretionary, health care and financials sectors, along with overweight positions in certain underperforming energy sector names.
  Additional detractors included stock selection in communication services and information technology, particularly due to the Fund's overweight exposure to certain underperforming names.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	16.32%	**	7.15%	7.21%
without Deferred Sales Charge	17.32%		7.15%	7.21%
Russell 3000 ® Index (broad-based index) *	35.19%		15.26%	12.83%
Russell 2000 ® Value Index	25.88%		9.29%	8.22%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 102,000,000
Holdings Count | Holdings	125
Advisory Fees Paid, Amount	$ 1,062,493
Investment Company, Portfolio Turnover	44.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 102	125	$ 1,062,493	44.75%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net
Assets
)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive a portion of the Fund's management fee in the amount of 0.15% of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]	Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive a portion of the Fund's management fee in the amount of 0.15% of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Small Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Value Fund
Class Name	Class I
Trading Symbol	STSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 114	1.04%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 114	[1]
Expense Ratio, Percent	1.04%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Small-cap, value-oriented U.S. stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  The greatest contributions to the Fund’s relative returns came from stock selection in industrials, real estate and energy, including positions in certain strong-performing, out-of-Index industrial sector names.
  Secondary positive contributors to relative performance included positioning within health care, including underweight exposure to certain underperforming names in the Index.
  The most significant detractors from relative performance included stock selection in the consumer discretionary, health care and financials sectors, along with overweight positions in certain underperforming energy sector names.
  Additional detractors included stock selection in communication services and information technology, particularly due
  to the Fund's overweight exposure to certain underperforming names.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class I Shares	18.75%	8.43%	8.24%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2000 ® Value Index	25.88%	9.29%	8.22%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 102,000,000
Holdings Count | Holdings	125
Advisory Fees Paid, Amount	$ 1,062,493
Investment Company, Portfolio Turnover	44.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 102	125	$ 1,062,493	44.75%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net
Assets
)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund
changed
?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive a portion of the Fund's management fee in the amount of 0.15% of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may
review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive a portion of the Fund's management fee in the amount of 0.15% of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may
review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Small Cap Value Fund - Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Value Fund
Class Name	Class Y
Trading Symbol	BOSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y *	$ 111	1.01%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 111	[1]
Expense Ratio, Percent	1.01%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Small-cap, value-oriented U.S. stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  The greatest contributions to the Fund’s relative returns came from stock selection in industrials, real estate and energy, including positions in certain strong-performing, out-of-Index industrial sector names.
  Secondary positive contributors to relative performance included positioning within health care, including underweight exposure to certain underperforming names in the Index.
  The most significant detractors from relative performance included stock selection in the consumer discretionary, health care and financials sectors, along with overweight positions in certain underperforming energy sector names.
  Additional detractors included stock selection in communication services and information technology, particularly due to the Fund's overweight exposure to certain underperforming names.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class Y Shares	18.85%	8.50%	8.29%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2000 ® Value Index	25.88%	9.29%	8.22%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 102,000,000
Holdings Count | Holdings	125
Advisory Fees Paid, Amount	$ 1,062,493
Investment Company, Portfolio Turnover	44.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/ 30 /24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 102	125	$ 1,062,493	44.75%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net
Assets
)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund
changed
?
  Effective
  September 1, 2024
  , the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive a portion of the Fund's management fee in the amount of 0.15% of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]	Effective
September 1, 2024
, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive a portion of the Fund's management fee in the amount of 0.15% of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Small/Mid Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	DBMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A *	$ 109	1.01%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 109	[1]
Expense Ratio, Percent	1.01%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Small- and mid-cap, growth-oriented stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  Strong stock selection within the industrials sector bolstered returns, as did the Fund’s overweight exposure to certain strong-performing, out-of-Index names in both industrials and communication services.
  Secondary positive contributors to relative performance included positions in certain strong-performing, out-of-Index information technology names, as well as significantly overweight positions in certain outperforming health care holdings.
  Stock selection in the information technology, consumer discretionary and health care sectors detracted from relative returns, as did overweight exposure to certain underperforming information technology names.
  Positioning in the energy and consumer staples sectors — particularly overweight exposure to underperforming, out-of-Index names — also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	8.90%	6.28%	8.76%
without Sales Charge	15.56%	7.55%	9.41%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2500 ® Growth Index	25.20%	9.75%	9.98%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,263,000,000
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 10,739,614
Investment Company, Portfolio Turnover	48.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,263	82	$ 10,739,614	48.92%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash
and cash
collateral
for securities loaned, if any.
Sector Allocation (Based
on
Net
Assets
)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
  Effective May 1, 2024, the Fund considers small-cap and mid-cap companies to be those companies with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell Midcap
  ®
  Index. As of January 31, 2024, the market capitalization of the largest company in the Russell Midcap
  ®
  Index was approximately $76.588 billion.
This is a summary of certain changes to the Fund since
October
1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]	Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since
October
1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Small/Mid Cap Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	DBMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C *	$ 197	1.84%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 197	[1]
Expense Ratio, Percent	1.84%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Small- and mid-cap, growth-oriented stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  Strong stock selection within the industrials sector bolstered returns, as did the Fund’s overweight exposure to certain strong-performing, out-of-Index names in both industrials and communication services.
  Secondary positive contributors to relative performance included positions in certain strong-performing, out-of-Index information technology names, as well as significantly overweight positions in certain outperforming health care holdings.
  Stock selection in the information technology, consumer discretionary and health care sectors detracted from relative returns, as did overweight exposure to certain underperforming information technology names.
  Positioning in the energy and consumer staples sectors — particularly overweight exposure to underperforming, out-of-Index names — also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	13.62%	**	6.69%	8.56%
without Deferred Sales Charge	14.62%		6.69%	8.56%
Russell 3000 ® Index (broad-based index) *	35.19%		15.26%	12.83%
Russell 2500 ® Growth Index	25.20%		9.75%	9.98%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,263,000,000
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 10,739,614
Investment Company, Portfolio Turnover	48.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,263	82	$ 10,739,614	48.92%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed
  to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
  Effective May 1, 2024, the Fund considers small-cap and mid-cap companies to be those companies with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell Midcap
  ®
  Index. As of January 31, 2024, the market capitalization of the largest company in the Russell Midcap
  ®
  Index was approximately $76.588 billion.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you
may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed
to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you
may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Small/Mid Cap Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	SDSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 83	0.77%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 83	[1]
Expense Ratio, Percent	0.77%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Small- and mid-cap, growth-oriented stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  Strong stock selection within the industrials sector bolstered returns, as did the Fund’s overweight exposure to certain strong-performing, out-of-Index names in both industrials and communication services.
  Secondary positive contributors to relative performance included positions in certain strong-performing, out-of-Index information technology names, as well as significantly overweight positions in certain outperforming health care holdings.
  Stock selection in the information technology, consumer discretionary and health care sectors detracted from relative returns, as did overweight exposure to certain underperforming information technology names.
  Positioning in the energy and consumer staples sectors — particularly overweight exposure to underperforming, out-of-Index names — also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class I Shares	15.86%	7.80%	9.68%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2500 ® Growth Index	25.20%	9.75%	9.98%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,263,000,000
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 10,739,614
Investment Company, Portfolio Turnover	48.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,263	82	$ 10,739,614	48.92%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned
, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned , if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
  Effective May 1, 2024, the Fund considers small-cap and mid-cap companies to be those companies with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell Midcap
  ®
  Index. As of January 31, 2024, the market capitalization of the largest company in the Russell Midcap
  ®
  Index was approximately $76.588 billion.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]	Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Small/Mid Cap Growth Fund - Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	DBMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y *	$ 71	0.66%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 71	[1]
Expense Ratio, Percent	0.66%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Small- and mid-cap, growth-oriented stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  Strong stock selection within the industrials sector bolstered returns, as did the Fund’s overweight exposure to certain strong-performing, out-of-Index names in both industrials and communication services.
  Secondary positive contributors to relative performance included positions in certain strong-performing, out-of-Index information technology names, as well as significantly overweight positions in certain outperforming health care holdings.
  Stock selection in the information technology, consumer discretionary and health care sectors detracted from relative returns, as did overweight exposure to certain underperforming information technology names.
  Positioning in the energy and consumer staples sectors — particularly overweight exposure to underperforming, out-of-Index names — also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class Y Shares	16.01%	7.90%	9.79%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2500 ® Growth Index	25.20%	9.75%	9.98%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,263,000,000
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 10,739,614
Investment Company, Portfolio Turnover	48.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,263	82	$ 10,739,614	48.92%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
  Effective May 1, 2024, the Fund considers small-cap and mid-cap companies to be those companies with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell Midcap
  ®
  Index. As of January 31, 2024, the market capitalization of the largest company in the Russell Midcap
  ®
  Index was approximately $76.588 billion.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]	Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Small/Mid Cap Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	DBMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z *	$ 94	0.87%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 94	[1]
Expense Ratio, Percent	0.87%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Small- and mid-cap, growth-oriented stocks generally rose during the period due to moderating inflation and positive outlooks as the U.S. Federal Reserve began to cut interest rates.
  Strong stock selection within the industrials sector bolstered returns, as did the Fund’s overweight exposure to certain strong-performing, out-of-Index names in both industrials and communication services.
  Secondary positive contributors to relative performance included positions in certain strong-performing, out-of-Index information technology names, as well as significantly overweight positions in certain outperforming health care holdings.
  Stock selection in the information technology, consumer discretionary and health care sectors detracted from relative returns, as did overweight exposure to certain underperforming information technology names.
  Positioning in the energy and consumer staples sectors — particularly overweight exposure to underperforming, out-of-Index names — also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF
9/30/24
)
Share Class	1YR	5YR	10YR
Class Z Shares	15.77%	7.70%	9.62%
Russell 3000 ® Index (broad-based index) *	35.19%	15.26%	12.83%
Russell 2500 ® Growth Index	25.20%	9.75%	9.98%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

Performance Inception Date	Jan. 19, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,263,000,000
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 10,739,614
Investment Company, Portfolio Turnover	48.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/2 4)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,263	82	$ 10,739,614	48.92%

Holdings [Text Block]
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
  Effective May 1, 2024, the Fund considers small-cap and mid-cap companies to be those companies with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell Midcap
  ®
  Index. As of January 31, 2024, the market capitalization of the largest company in the Russell Midcap
  ®
  Index was approximately $76.588 billion.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]	Effective September 1, 2024, the Fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the Fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by
January 31, 2025 at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]	During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.